Earnings/(Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net income available to common shareholders:
Class A, Diluted	$ 406,919	$ 344,092	$ 294,964
Class A, Basic	$ 406,919	$ 344,092	$ 294,964
Common Class A [Member]
Denominator:
Basic weighted average number of common shares outstanding	35,708,122	35,316,495	35,405,458
Plus weighted average number of RSUs with service conditions	254,014	261,461	523,464
Common share and common share equivalents, dilutive	35,962,136	35,577,956	35,928,922
Basic earnings per share:
Earnings Per Share, Basic	$ 11.40	$ 9.74	$ 8.33
Diluted earnings per share:
Earnings Per Share, Diluted	$ 11.32	$ 9.67	$ 8.21